Aztlan Global Stock Selection DM SMID ETF
Schedule of Investments
October 31, 2025 (Unaudited)
COMMON STOCKS - 98.4%	Shares	Value
Banking - 3.9%
Bancorp, Inc.(a)	8,225	$537,668
Rakuten Bank Ltd.(a)	12,204	672,169
		1,209,837

Consumer Discretionary Products - 2.0%
Toyo Tire Corp.	23,384	641,312

Consumer Discretionary Services - 2.1%
Lottomatica Group SpA	25,994	641,449

Consumer Staple Products - 2.0%
Greencore Group PLC(a)	196,582	615,998

Financial Services - 13.7%
Enova International, Inc.(a)	5,193	620,927
Euronet Worldwide, Inc.(a)	7,872	597,170
Federated Hermes, Inc. - Class B	13,450	652,056
FlatexDEGIRO AG(a)	16,378	621,547
PJT Partners, Inc. - Class A	3,543	570,813
Remitly Global, Inc.(a)	37,652	603,938
Sprott, Inc.(a)	7,910	650,120
		4,316,571

Health Care - 4.0%
Halozyme Therapeutics, Inc.(a)	9,790	638,210
Medpace Holdings, Inc.(a)	1,070	625,854
		1,264,064

Industrial Products - 12.8%
Anritsu Corp.	24,400	362,147
Catapult Sports Ltd.(a)	135,018	593,979
Deutz AG(a)	63,940	633,939
R&S Group Holding AG(a)	19,282	635,327
RENK Group AG(a)	8,258	627,071
REV Group, Inc.	10,645	545,769
Valmet Oyj(a)	19,222	625,869
		4,024,101

Industrial Services - 14.3%
Argan, Inc.	2,184	668,763
Frontdoor, Inc.(a)	9,409	625,040
Koninklijke BAM Groep NV(a)	70,926	659,406

Mitie Group PLC(a)	297,997	645,232
Shimizu Corp.(a)	47,816	643,578
Sterling Infrastructure, Inc.(a)	1,708	645,453
Technip Energies NV(a)	14,963	608,260
		4,495,732

Insurance - 2.1%
Palomar Holdings, Inc.(a)	5,718	651,909

Materials - 7.8%
Commercial Metals Co.	10,603	629,394
MP Materials Corp.(a)	9,146	577,021
OceanaGold Corp.(a)	28,425	636,400
Orla Mining Ltd.(a)	60,141	621,090
		2,463,905

Media - 4.0%
CyberAgent, Inc.(a)	63,045	628,997
ITV PLC	689,078	630,575
		1,259,572

Oil & Gas - 2.1%
Gibson Energy, Inc.(a)	37,785	644,784

Renewable Energy - 2.0%
Array Technologies, Inc.(a)	72,359	626,629

Retail & Wholesale - Discretionary - 7.7%
Avolta AG(a)	12,369	650,538
Happinet Corp.(a)	15,187	620,079
JB Hi-Fi Ltd.	8,716	597,526
Nojima Corp.(a)	75,129	555,463
		2,423,606

Retail & Wholesale - Staples - 3.4%
HelloFresh SE(a)	73,288	593,816
Sprouts Farmers Market, Inc.(a)	6,095	481,261
		1,075,077

Software & Tech Services - 4.1%
Cybozu, Inc.(a)	31,334	625,440
DocuSign, Inc.(a)	9,059	662,575
		1,288,015

Tech Hardware & Semiconductors - 8.3%
Allegro MicroSystems, Inc.(a)	20,952	626,884
Arrow Electronics, Inc.(a)	5,398	602,147
Lumentum Holdings, Inc.(a)	3,612	728,034

VusionGroup(a)	2,366	659,771
		2,616,836

Utilities - 2.1%
Italgas SpA(a)	63,680	668,111

TOTAL COMMON STOCKS (Cost $30,707,066)		30,927,508

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%	Shares	Value
First American Government Obligations Fund - Class X, 4.03%(b)	52,086	52,086

TOTAL SHORT-TERM INVESTMENTS (Cost $52,086)		52,086

TOTAL INVESTMENTS - 98.6% (Cost $30,759,152)		30,979,594
Other Assets in Excess of Liabilities - 1.4%		446,838
TOTAL NET ASSETS - 100.0%		$31,426,432

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of October 31, 2025.